Share-Based Payments - Summary of Phantom option plan (Details)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares instrument $ / shares	Dec. 31, 2022 shares instrument € / shares	Dec. 31, 2021 shares instrument € / shares $ / shares	Dec. 31, 2021 shares instrument € / shares	Dec. 31, 2020 shares € / shares
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument		1,353,740	1,353,740
Unvested restricted shares, ending balance (Number of shares) | instrument				1,353,740	1,353,740
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | $ / shares		$ 23.45
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | $ / shares				$ 23.45
Stock Options | Phantom Option Plan
Share-based payments
Outstanding options (Number of shares) | shares						3,475
Granted (Number of shares) | shares				68	68
Cancelled/forfeited (Number of shares) | shares				(79)	(79)
Outstanding options (Weighted average grant date Fair value per option/share) | € / shares						€ 1,352.74
Granted (Weighted average exercise price) | € / shares					€ 4,081.36
Forfeited before IPO-date (Weighted average grant date Fair value per option/share) | € / shares					€ 1,352.74
Restricted Share Units | Phantom Option Plan
Share-based payments
Conversion to restricted share units (Number of shares) | shares				1,199,364	1,199,364
Forfeited after the IPO date (Number of shares) | shares	(61,268)	(45,302)	(45,302)	(13,706)	(13,706)
Vested (Number of shares) | shares	(233,579)	(269,131)	(269,131)	(350,174)	(350,174)
Unvested restricted shares, beginning balance (Number of shares) | shares	521,051	835,484	835,484
Forfeited (Number of shares) | shares	(61,268)	(45,302)	(45,302)	(13,706)	(13,706)
Unvested restricted shares, ending balance (Number of shares) | shares	226,204	521,051	521,051	835,484	835,484
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | € / shares	€ 3.91		€ 3.91
Conversion to restricted share units (Weighted average grant date Fair value per option/share) | € / shares				$ 3.91	€ 3.91
Forfeited after the IPO date (Weighted average grant date Fair value per option/share) | € / shares	3.91		3.91		3.91
Vested (Weighted average grant date Fair value per option/share) | € / shares	3.91		3.91		3.91
Forfeited (Weighted average grant date Fair Value per share) | € / shares	3.91		3.91		3.91
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | € / shares	€ 3.91		€ 3.91		€ 3.91